Future Minimum Leases Payments under Non-Cancelable Operating Leases (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Operating Leases Future Minimum Payments Due [Line Items]
2017	$ 56,639
2018	48,420
2019	35,926
2020	21,650
2021	13,184
Thereafter	13,362
Total minimum payments	$ 189,181